Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	6-K
Entity File Number	001-33283
Entity Registrant Name	EUROSEAS LTD.
Entity Address, Address Line One	4 Messogiou & Evropis Street
Entity Address, Postal Zip Code	151 24
Entity Address, City or Town	Maroussi
Entity Address, Country	GR
Document Period End Date	Jun. 30, 2026
Entity Central Index Key	0001341170
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Amendment Flag	false